Deferred Tax Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Deferred Tax Liabilities [Abstract]
Schedule of Movement in Deferred Tax Liabilities

Movement in deferred tax liabilities are as follows:

	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$
Accelerated tax depreciation
At beginning of financial year/period	386,074	432,678	106,676
Charged to profit or loss (Note 20)	46,604	(109,944)	(27,107)
At end of financial year/period	432,678	322,734	79,569